Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Class Y Prospectus | RS Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Select Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) of either up to $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $13.1 billion, based on the size of the largest company in the Index on March 31, 2013), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside the preceding parameters due to changes in values of those companies after the Fund’s purchase of their securities.

		The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Small and Mid-sized Companies Risk
Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Limited Portfolio Risk
To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Fund’s primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its primary benchmark.

Underweighting Risk
If the Fund underweights its investment in an industry or group of industries relative to the Fund’s primary benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s primary benchmark.

Focused Investment Risk
Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Cash Position Risk
To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Foreign Securities Risk
		Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. Prior to May 1, 2007, the Fund was known as “RS Diversified Growth Fund.” Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2003 36.03% Worst Quarter Fourth Quarter 2008 -25.49%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund commenced investment operations August 1, 1996, with the offering of Class A shares, and subsequently offered Class Y shares on May 1, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ offering. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.
Class Y Prospectus | RS Select Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	678
10 Years	rr_ExpenseExampleYear10	1,516
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	383
5 Years	rr_ExpenseExampleNoRedemptionYear05	678
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,516
2003	rr_AnnualReturn2003	57.91%	[2]
2004	rr_AnnualReturn2004	1.48%	[2]
2005	rr_AnnualReturn2005	(1.59%)	[2]
2006	rr_AnnualReturn2006	8.06%	[2]
2007	rr_AnnualReturn2007	13.68%	[2]
2008	rr_AnnualReturn2008	(45.02%)	[2]
2009	rr_AnnualReturn2009	47.48%	[2]
2010	rr_AnnualReturn2010	32.06%
2011	rr_AnnualReturn2011	5.62%
2012	rr_AnnualReturn2012	18.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.49%)
1 Year	rr_AverageAnnualReturnYear01	18.96%
5 Years	rr_AverageAnnualReturnYear05	6.11%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.05%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.97%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1996
Class Y Prospectus | RS Select Growth Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.96%
5 Years	rr_AverageAnnualReturnYear05	6.11%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.05%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1996
Class Y Prospectus | RS Select Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	5.28%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.99%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1996
Class Y Prospectus | RS Select Growth Fund | Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	4.07%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.55%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1996
Class Y Prospectus | RS Select Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.80%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1996

[1]	RS Investments has contractually agreed to limit the Total Annual Fund Operating Expenses for Class Y Shares so that Class Y benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2014 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.
[2]	Returns for the periods through May 1, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.